Fair value measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurements
Note 17: Fair value measurements

The following table presents the financial assets and liabilities that are measured at fair value on a recurring basis. Management classifies these items based on the type of inputs used in their respective fair value determination as described in "Note 2: Significant accounting policies".

Management reviews the price of each security monthly, comparing market values to expectations and to the prior month’s price. Management's expectations are based upon knowledge of prevailing market conditions and developments relating to specific issuers and/or asset classes held in the investment portfolio. Where there are unusual or significant price movements, or where a certain asset class has performed out-of-line with expectations, the matter is reviewed by management.

Financial instruments in Level 1 include actively traded redeemable mutual funds and US and UK Government Treasury notes.

Financial instruments in Level 2 include government debt securities, mortgage-backed securities and other asset-backed securities, forward foreign exchange contracts and mutual funds not actively traded.

Financial instruments in Level 3 include asset-backed securities for which the market is relatively illiquid and for which information about actual trading prices is not readily available.

There were no transfers between Level 1 and Level 2 or Level 2 and Level 3 during the year ended December 31, 2021 and the year ended December 31, 2020.

	December 31, 2021				December 31, 2020
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Equity securities
Mutual funds	—	222	—	222	7,081	236	—	7,317
Total equity securities	—	222	—	222	7,081	236	—	7,317

Available-for-sale investments
US government and federal agencies	823,809	2,319,815	—	3,143,624	—	2,566,066	—	2,566,066
Non-US governments debt securities	267,200	22,393	—	289,593	—	22,408	—	22,408
Asset-backed securities - Student loans	—	—	13,174	13,174	—	—	12,945	12,945
Residential mortgage-backed securities	—	27,339	—	27,339	—	59,697	—	59,697
Total available-for-sale	1,091,009	2,369,547	13,174	3,473,730	—	2,648,171	12,945	2,661,116

Other assets - Derivatives	—	8,120	—	8,120	—	6,692	—	6,692

Financial liabilities
Other liabilities - Derivatives	—	3,424	—	3,424	—	25,534	—	25,534
Level 3 Reconciliation
The Level 3 financial instrument, shown as Asset-backed securities - Student loans in the above table, is a federal family education loan program guaranteed student loan security and is valued using a non-binding quote from an external security pricing service.

The table below summarizes realized and unrealized gains and losses for Level 3 assets still held at the reporting date.

	December 31, 2021	December 31, 2020	December 31, 2019
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	12,945	12,891	12,626
Change in unrealized gains (losses) recognized in other comprehensive income	229	54	265
Carrying amount at end of year	13,174	12,945	12,891
Cumulative gain (loss) recognized in other comprehensive income	(116)	(345)	(399)

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2021			December 31, 2020
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash due from banks	Level 1	2,179,833	2,179,833	—	3,289,592	3,289,592	—
Securities purchased under agreements to resell	Level 2	96,107	96,107	—	197,039	197,039	—
Short-term investments	Level 1	1,198,918	1,198,918	—	823,039	823,039	—
Investments held-to-maturity	Level 2	2,763,344	2,786,112	22,768	2,194,371	2,304,756	110,385
Loans, net of allowance for credit losses	Level 2	5,240,670	5,265,049	24,379	5,160,810	5,193,240	32,430
Other real estate owned¹	Level 2	691	691	—	4,052	4,052	—

Financial liabilities
Term deposits	Level 2	2,944,946	2,948,625	(3,679)	2,660,082	2,665,463	(5,381)
Long-term debt	Level 2	171,876	158,993	12,883	171,462	170,086	1,376
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.
Note 18: Interest rate risk

The following tables set out the assets, liabilities and shareholders' equity on the date of the earlier of contractual maturity, expected maturity or repricing date. Use of these tables to derive information about the Bank’s interest rate risk position is limited by the fact that customers may choose to terminate their financial instruments at a date earlier than the contractual maturity or repricing date. Examples of this include fixed-rate mortgages, which are shown at contractual maturity but which may pre-pay earlier, and certain term deposits, which are shown at contractual maturity but which may be withdrawn before their contractual maturity subject to prepayment penalties. Investments are shown based on remaining contractual maturities. The remaining contractual principal maturities for mortgage-backed securities (primarily US government agencies) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

December 31, 2021	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	2,064	—	—	—	—	116	2,180
Securities purchased under agreement to resell	96	—	—	—	—	—	96
Short-term investments	842	252	105	—	—	—	1,199
Investments	14	9	14	1,173	5,027	—	6,237
Loans	4,208	22	91	705	182	33	5,241
Other assets	—	—	—	—	—	382	382
Total assets	7,224	283	210	1,878	5,209	531	15,335

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	977	977
Demand deposits	8,077	—	27	—	—	2,821	10,925
Term deposits	1,658	587	602	98	—	—	2,945
Other liabilities	—	—	—	—	—	316	316
Long-term debt	—	—	—	172	—	—	172
Total liabilities and shareholders' equity	9,735	587	629	270	—	4,114	15,335

Interest rate sensitivity gap	(2,511)	(304)	(419)	1,608	5,209	(3,583)	—
Cumulative interest rate sensitivity gap	(2,511)	(2,815)	(3,234)	(1,626)	3,583	—	—

December 31, 2020	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	3,156	—	—	—	—	134	3,290
Securities purchased under agreement to resell	197	—	—	—	—	—	197
Short-term investments	494	327	2	—	—	—	823
Investments	13	13	27	92	4,711	7	4,863
Loans	4,170	39	71	652	187	42	5,161
Other assets	—	—	—	—	—	405	405
Total assets	8,030	379	100	744	4,898	588	14,739

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	982	982
Demand deposits	7,578	—	—	—	—	3,012	10,590
Term deposits	1,584	634	344	99	—	—	2,661
Other liabilities	—	—	—	—	—	335	335
Long-term debt	—	—	—	171	—	—	171
Total liabilities and shareholders' equity	9,162	634	344	270	—	4,329	14,739

Interest rate sensitivity gap	(1,132)	(255)	(244)	474	4,898	(3,741)	—
Cumulative interest rate sensitivity gap	(1,132)	(1,387)	(1,631)	(1,157)	3,741	—	—